Liquidity and Going Concern (Details Narrative) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (33,430,391)	$ (29,753,721)	$ (22,742,556)	$ (18,394,743)	$ (14,085,632)	$ (9,604,897)